Cash Flow Detail - Operating Activities Narrative (Details) € in Millions, £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Income taxes paid, classified as operating activities					€ 198
Finance income received, classified as operating activities	€ 211				285
VMO2
Condensed Cash Flow Statements, Captions [Line Items]
Dividends received from joint ventures, classified as investing activities		£ 425	€ 512	£ 1,000	€ 1,154	£ 800	€ 909